Document and Entity Information	May 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 04, 2026
Entity File Number	001-13425
Entity Registrant Name	RB Global, Inc.
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0626225
Entity Address, Address Line One	Two Westbrook Corporate Center
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154
City Area Code	708
Local Phone Number	492-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001046102
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	RBA
Security Exchange Name	NYSE
Common Share Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true